Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of June 30, 2020 and December 31, 2019 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade accounts payable	51,896	52,062
Down payments from clients	555	565
Liberty (Note 16)	41,032	41,032
Other accounts payable	35,094	34,403
Total	128,577	128,062